OPERATING LEASES - Narrative (Details)	1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Aug. 31, 2021 vessel	Apr. 30, 2015 USD ($) vessel	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2022 USD ($) vessel contract	Dec. 31, 2021 USD ($) vessel contract	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) vessel T	Dec. 31, 2015 USD ($) vessel
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel	9
Additions and modification						$ 12,565,000			$ 3,469,000
Right-of-use liabilities, additions and modifications						9,500,000
Charter hire expense						57,406,000			89,559,000	$ 66,812,000
Service element under ship operating expense						17,300,000			19,300,000	19,200,000
Operating lease, expense						57,200,000			81,700,000	29,000,000
Impairment loss on right of use assets						0			0	24,200,000
Total minimum lease payments						21,616,000	$ 21,616,000	$ 21,616,000
Short-term lease cost						50,100,000			62,400,000	23,500,000
Operating lease, payments						$ 66,700,000			$ 88,400,000	$ 35,700,000
Operating lease, weighted average discount rate, percent						5.02%	5.02%	5.02%	5.36%	5.20%
Operating lease, weighted average remaining lease term						4 years 8 months 12 days	4 years 8 months 12 days	4 years 8 months 12 days	4 years 6 months	4 years 4 months 24 days
Number of vessels chartered-out on fixed rate time charters | vessel						5	5	5	8
Number of vessels leased out index linked time charters | vessel						30	30	30	26
Number of owned vessels | vessel						35	35	35	34
General and Administrative Expense
Lessee, Lease, Description [Line Items]
Operating lease, expense						$ 600,000			$ 500,000	$ 500,000
Minimum
Lessee, Lease, Description [Line Items]
Lease term						1 year	1 year	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease term									10 years
MV Admiral Schmidt And Vitus Bering
Lessee, Lease, Description [Line Items]
Daily time charter rate											$ 9,000
Profit share expense						$ 0			$ 200,000
Charter contract term											3 years
Number of annual options to extend charter period | vessel											4
Lease term											3 years
Charter hire expense										2,000,000
Golden Hawk Lease
Lessee, Lease, Description [Line Items]
Daily time charter rate				$ 13,200		13,200
Daily time charter rate extension						14,200			13,700
Maximum amount of reimbursement payable						1,750,000	$ 1,750,000	$ 1,750,000
Amount of reimbursement paid									1,750,000
Additions and modification						3,081,000			3,240,000
MV Admiral Schmidt And Vitus Bering
Lessee, Lease, Description [Line Items]
Vessels deadweight capacity | T											104,550
Office Leases
Lessee, Lease, Description [Line Items]
Additions and modification						0			229,000
Total minimum lease payments						1,700,000	1,700,000	1,700,000	2,200,000	2,600,000
Charter Hire Expenses
Lessee, Lease, Description [Line Items]
Total minimum lease payments						19,900,000	$ 19,900,000	19,900,000	30,400,000	45,300,000
Admiral Schmidt and Vitus Bering Leases
Lessee, Lease, Description [Line Items]
Additions and modification						9,484,000			$ 0
Vessels leased to third parties
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel							1		3
Property, plant and equipment, gross						1,826,700,000	$ 1,826,700,000	1,826,700,000	$ 1,637,300,000
Accumulated depreciation						404,100,000	$ 404,100,000	$ 404,100,000	$ 308,100,000
SFL
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel							1		1
Number of finance leases | vessel							7
Daily time charter rate						19,135
Variable interest rate level												0.10%
Number of vessels sold and leased back | vessel							8
Variable lease expense						600,000			$ 2,000,000	700,000
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel		8					8					8
Number of operating leases							1	2	2
Aggregate price sold en-bloc		$ 272,000,000
Duration of time charter		10 years
Daily time charter rate						16,624						$ 17,600
Daily operating expense rate					$ 7,000							7,000
Daily time charter rate			$ 14,900									$ 14,900
Profit share percentage												33.00%
Daily time charter rate, adjusted												$ 50
Charter term, contractual												7 years
Daily time charter rate, adjusted												$ 25
Charter term, contractual												3 years
Profit share expense						$ 3,000,000			$ 9,800,000	$ 37,900
Number of vessels sold and leased back | vessel							8
Purchase option net of sellers credit		$ 112,000,000										$ 112,000,000
Charter contract term												10 years
Charter term extension		3 years										3 years
Daily time charter rate extension		$ 14,900										$ 14,900
Total minimum lease period												13 years
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | London Interbank Offered Rate (LIBOR)
Lessee, Lease, Description [Line Items]
Basis spread on variable rate												0.40%